Schedule of Investments (unaudited)
June 30, 2026
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Boeing Co. (The)(a)	40,335	$ 8,731,318
General Dynamics Corp.	38,540	13,652,410
Honeywell Aerospace, Inc.(a)	47,555	10,513,459
Northrop Grumman Corp.	20,139	10,256,994
RTX Corp.	203,136	38,540,993
TransDigm Group, Inc.	4,192	5,583,912
		87,279,086
Air Freight & Logistics — 0.6%
FedEx Corp.	32,959	10,320,452
United Parcel Service, Inc., Class B	112,445	12,087,837
		22,408,289
Automobiles — 0.3%
General Motors Co.	135,755	10,463,995
Banks — 7.6%
Bank of America Corp.	928,053	52,880,460
Citigroup, Inc.	216,754	30,336,890
JPMorgan Chase & Co.	402,615	131,787,968
PNC Financial Services Group, Inc. (The)	60,469	14,888,677
Truist Financial Corp.	187,674	9,349,919
U.S. Bancorp	234,328	14,153,411
Wells Fargo & Co.	461,303	38,122,080
		291,519,405
Beverages — 1.9%
Coca-Cola Co. (The)	518,084	42,104,687
Monster Beverage Corp.(a)	57,376	5,514,981
PepsiCo, Inc.	181,244	24,540,437
		72,160,105
Biotechnology — 3.2%
AbbVie, Inc.	245,361	61,742,642
Amgen, Inc.	23,803	8,619,542
Gilead Sciences, Inc.	187,090	23,636,951
Regeneron Pharmaceuticals, Inc.	15,226	9,494,020
Vertex Pharmaceuticals, Inc.(a)	38,311	19,030,223
		122,523,378
Broadline Retail — 8.3%
Amazon.com, Inc.(a)	1,338,645	319,052,649
Building Products — 0.5%
Carrier Global Corp.	117,567	8,623,540
Johnson Controls International PLC	86,257	12,603,010
		21,226,550
Capital Markets — 5.1%
Bank of New York Mellon Corp. (The)	96,875	14,009,094
BlackRock, Inc.(b)	23,020	22,135,111
Blackstone, Inc., Class A	23,312	2,743,123
Brookfield Asset Management Ltd., Class A	3,792	170,071
Charles Schwab Corp. (The)	227,648	21,005,081
CME Group, Inc., Class A	54,430	12,019,777
Goldman Sachs Group, Inc. (The)	43,447	43,940,992
Interactive Brokers Group, Inc., Class A	39,109	3,404,047
Intercontinental Exchange, Inc.	84,623	10,417,938
KKR & Co., Inc., Class A	80,675	7,404,352
Moody’s Corp.	12,159	5,507,054
Morgan Stanley	168,793	35,284,489
S&P Global, Inc.	44,777	18,235,881
		196,277,010
Chemicals — 1.7%
Air Products & Chemicals, Inc.	32,968	9,665,558
Security	Shares	Value
Chemicals (continued)
Ecolab, Inc.	37,339	$ 10,403,019
Linde PLC	69,425	36,027,409
Sherwin-Williams Co. (The)	25,665	8,836,973
		64,932,959
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	29,954	6,382,598
Waste Management, Inc.	40,951	9,127,159
		15,509,757
Communications Equipment — 2.0%
Cisco Systems, Inc.	594,936	69,881,183
Motorola Solutions, Inc.	15,483	6,429,935
		76,311,118
Construction Materials — 0.3%
CRH PLC	100,662	10,770,834
Consumer Finance — 1.0%
American Express Co.	56,685	19,173,701
Capital One Financial Corp.	93,891	18,836,413
		38,010,114
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	37,622	35,194,253
Target Corp.	68,359	8,928,369
Walmart, Inc.	604,228	68,434,863
		112,557,485
Diversified Telecommunication Services — 1.6%
AT&T Inc.	1,020,113	21,116,339
Comcast Corp., Class A	533,813	13,105,109
Space Exploration Technologies Corp., Class A(a)(c)	7,717	1,318,527
Verizon Communications, Inc.	630,477	26,694,396
		62,234,371
Electric Utilities — 2.1%
American Electric Power Co., Inc.	82,053	11,225,671
Constellation Energy Corp.	45,079	11,196,271
Duke Energy Corp.	117,323	14,850,745
NextEra Energy, Inc.	314,350	27,590,500
Southern Co. (The)	169,933	16,264,287
		81,127,474
Electrical Equipment — 0.9%
Eaton Corp. PLC	49,477	21,083,139
Emerson Electric Co.	84,601	12,110,633
		33,193,772
Energy Equipment & Services — 0.3%
SLB Ltd.	225,152	10,467,316
Entertainment — 0.7%
Walt Disney Co. (The)	267,137	25,711,936
Financial Services — 3.8%
Apollo Global Management, Inc.	63,234	7,481,215
Berkshire Hathaway, Inc., Class B(a)	280,442	140,330,372
		147,811,587
Food Products — 0.3%
Mondelez International, Inc., Class A	193,306	11,180,819
Ground Transportation — 1.7%
CSX Corp.	279,658	13,292,145
Norfolk Southern Corp.	33,849	10,648,557
Uber Technologies, Inc.(a)	265,932	19,189,653
Union Pacific Corp.	83,305	22,658,960
		65,789,315

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	260,941	$ 23,677,786
Boston Scientific Corp.(a)	223,265	9,528,950
Medtronic PLC	193,153	15,110,359
Stryker Corp.	52,052	16,388,052
		64,705,147
Health Care Providers & Services — 2.9%
Cigna Group (The)	39,320	10,839,738
CVS Health Corp.	193,259	19,992,644
Elevance Health, Inc.	32,699	12,645,684
HCA Healthcare, Inc.	22,496	8,770,965
McKesson Corp.	1,187	896,897
UnitedHealth Group, Inc.	136,001	56,526,096
		109,672,024
Health Care REITs — 0.6%
Welltower, Inc.	106,465	24,164,361
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Class A	8,238	3,052,920
McDonald’s Corp.	106,958	28,911,817
Starbucks Corp.	77,382	7,907,667
		39,872,404
Household Products — 1.5%
Colgate-Palmolive Co.	68,206	6,253,126
Procter & Gamble Co. (The)	351,166	51,494,982
		57,748,108
Industrial Conglomerates — 0.6%
3M Co.	67,674	10,957,097
Honeywell International, Inc.	47,555	10,647,565
		21,604,662
Industrial REITs — 0.5%
Prologis, Inc.	140,372	19,016,195
Insurance — 2.4%
Aflac, Inc.	68,561	8,038,777
Aon PLC, Class A	31,337	10,394,170
Arthur J. Gallagher & Co.	38,409	8,817,554
Chubb Ltd.	53,002	18,059,902
Marsh & McLennan Cos., Inc.	72,642	12,107,242
MetLife, Inc.	81,389	6,886,323
Progressive Corp. (The)	87,979	19,219,013
Travelers Cos., Inc. (The)	31,936	10,542,712
		94,065,693
Interactive Media & Services — 0.9%
Meta Platforms, Inc., Class A	60,216	33,919,071
IT Services — 1.3%
Accenture PLC, Class A	92,434	11,502,487
International Business Machines Corp.	141,660	39,836,209
		51,338,696
Life Sciences Tools & Services — 1.2%
Danaher Corp.	95,179	18,129,696
Thermo Fisher Scientific, Inc.	55,994	28,073,152
		46,202,848
Machinery — 1.8%
Cummins, Inc.	11,392	8,124,888
Deere & Co.	37,175	23,581,218
Illinois Tool Works, Inc.	30,714	8,307,216
PACCAR, Inc.	77,801	9,345,456
Parker-Hannifin Corp.	19,003	18,587,214
		67,945,992
Security	Shares	Value
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	215,468	$ 13,550,782
Newmont Corp.	160,694	15,008,820
Southern Copper Corp.	10,765	1,875,909
		30,435,511
Multi-Utilities — 0.5%
Dominion Energy, Inc.	132,512	9,049,244
Sempra	98,450	9,127,300
		18,176,544
Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	279,368	46,308,040
ConocoPhillips	183,648	19,092,046
EOG Resources, Inc.	80,651	10,462,854
Exxon Mobil Corp.	626,804	85,696,643
Valero Energy Corp.	39,205	10,210,550
Williams Cos., Inc. (The)	183,603	13,649,047
		185,419,180
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	307,526	17,719,648
Johnson & Johnson	362,859	92,155,300
Merck & Co., Inc.	372,535	47,870,748
Pfizer, Inc.	857,410	20,646,433
		178,392,129
Professional Services — 0.2%
Automatic Data Processing, Inc.	38,159	8,545,708
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	68,308	27,129,888
Intel Corp.(a)	660,355	92,205,369
QUALCOMM, Inc.	158,871	29,357,772
		148,693,029
Software — 6.7%
Adobe, Inc.(a)	18,373	3,766,833
Intuit, Inc.	27,906	7,283,466
Microsoft Corp.	559,354	208,650,229
Salesforce, Inc.	119,682	18,749,382
Strategy, Inc., Class A(a)	49,114	4,269,480
Synopsys, Inc.(a)	28,027	12,502,004
		255,221,394
Specialized REITs — 0.7%
American Tower Corp.	24,709	4,041,651
Equinix, Inc.	14,811	15,438,838
Public Storage	21,099	6,716,023
		26,196,512
Specialty Retail — 1.7%
AutoZone, Inc.(a)	2,146	6,858,487
Home Depot, Inc. (The)	39,054	13,773,565
Lowe’s Cos., Inc.	84,438	18,617,734
O’Reilly Automotive, Inc.(a)	124,953	11,506,922
Ross Stores, Inc.	6,115	1,301,578
TJX Cos., Inc. (The)	90,536	13,716,204
		65,774,490
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	997,677	288,687,817
Dell Technologies, Inc., Class C	39,971	17,245,887
		305,933,704
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	177,725	7,295,611

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 1.6%
Altria Group, Inc.	251,677	$ 18,108,160
Philip Morris International, Inc.	234,824	42,482,010
		60,590,170
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	73,396	12,310,711
Total Long-Term Investments — 99.9% (Cost: $3,516,210,728)		3,831,759,218
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(b)(d)(e)	1,171,647	1,171,999
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)(d)	1,833,151	1,833,151
Total Short-Term Securities — 0.1% (Cost: $3,005,150)		3,005,150
Total Investments — 100.0% (Cost: $3,519,215,878)		3,834,764,368
Other Assets Less Liabilities — 0.0%		1,027,995
Net Assets — 100.0%		$ 3,835,792,363

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,171,999 (a)	$ —	$ —	$ —	$ 1,171,999	1,171,647	$ 22 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,213,401	—	(4,380,250)(a)	—	—	1,833,151	1,833,151	50,189	—
BlackRock, Inc.	24,359,153	5,822,268	(8,245,287)	253,817	(54,840)	22,135,111	23,020	132,472	—
				$ 253,817	$ (54,840)	$ 25,140,261		$ 182,683	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	26	09/18/26	$ 3,121	$ (7,625)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,831,759,218	$ —	$ —	$ 3,831,759,218
Short-Term Securities
Money Market Funds	3,005,150	—	—	3,005,150
	$ 3,834,764,368	$ —	$ —	$ 3,834,764,368
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (7,625)	$ —	$ —	$ (7,625)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust